EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLAN [Abstract]
contribution for employee benefits	$ 15,492	$ 6,542	$ 3,811